TRADE AND OTHER PAYABLES - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Accruals	$ 0	$ 290
Trade payables	2,784	1,235
Accruals	2,953	4,292
Indirect taxes	764	703
Other payables	395	112
Trade and other payables	$ 6,896	$ 6,342